Patents and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Patents and Intangible Assets
Amortization expense	$ 2,000	$ 6,000
Original value of patents	53,000
Patents expired	$ 51,000